Commitments And Contingencies (Underground Electric Facilities) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Commitments And Contingencies [Abstract]
Underground electric, conversion costs committed	$ 292
Underground electric, conversion costs expected low range	61
Underground electric, conversion costs expected high range	$ 86